                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2032
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                         MFS GROWTH OPPORTUNITIES FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) GROWTH OPPORTUNITIES FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Growth Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                              SHARES                $ VALUE
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
STOCKS - 94.0%
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AEROSPACE - 2.8%
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Lockheed Martin Corp.^                                                                             111,000         $    6,775,440
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United Technologies Corp.                                                                          112,000              5,806,080
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                                                                                                                   $   12,581,520
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APPAREL MANUFACTURERS - 0.3%
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Nike, Inc., "B"                                                                                     19,500         $    1,592,760
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AUTOMOTIVE - 1.8%
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Harley-Davidson, Inc.^                                                                             170,400         $    8,254,176
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BANKS & CREDIT COMPANIES - 2.7%
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American Express Co.                                                                                33,400         $    1,679,352
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Ameriprise Financial, Inc.(S)(S)*                                                                   6,680                239,144
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Citigroup, Inc.                                                                                    100,266              4,564,108
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SLM Corp.                                                                                           92,000              4,934,880
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Unibanco - Uniao de Bancos Brasileiros S.A., GDR^                                                   13,100                689,060
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                                                                                                                   $   12,106,544
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BIOTECHNOLOGY - 3.3%
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Amgen, Inc.*                                                                                       111,500         $    8,883,205
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Genzyme Corp.*                                                                                      34,400              2,464,416
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Gilead Sciences, Inc.*                                                                              27,800              1,355,528
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ImClone Systems, Inc.^*                                                                             69,500              2,185,775
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                                                                                                                   $   14,888,924
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BROADCAST & CABLE TV - 3.7%
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Citadel Broadcasting Corp.^                                                                        221,100         $    3,035,703
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Comcast Corp., "Special A"*                                                                        159,200              4,581,776
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EchoStar Communications Corp., "A"^                                                                193,780              5,730,075
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Univision Communications, Inc., "A"^*                                                               87,300              2,316,069
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XM Satellite Radio Holdings, Inc., "A"^*                                                            31,200              1,120,392
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                                                                                                                   $   16,784,015
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BROKERAGE & ASSET MANAGERS - 0.5%
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Chicago Mercantile Exchange Holdings, Inc.^                                                          3,800         $    1,281,740
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Legg Mason, Inc.^                                                                                    7,900                866,551
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                                                                                                                   $    2,148,291
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BUSINESS SERVICES - 4.4%
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Accenture Ltd., "A"^                                                                               339,500         $    8,643,670
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Amdocs Ltd.^*                                                                                      210,700              5,842,711
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Fiserv, Inc.^*                                                                                     103,200              4,733,784
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Getty Images, Inc.^*                                                                                 9,400                808,776
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                                                                                                                   $   20,028,941
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CHEMICALS - 1.8%
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3M Co.                                                                                             114,700         $    8,414,392
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COMPUTER SOFTWARE - 5.7%
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Microsoft Corp.                                                                                    359,100         $    9,239,643
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Oracle Corp.^*                                                                                     551,700              6,835,563
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Symantec Corp.*                                                                                    429,000              9,721,140
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                                                                                                                   $   25,796,346
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COMPUTER SOFTWARE - SYSTEMS - 3.4%
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CDW Corp.^                                                                                         136,000         $    8,013,120
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Dell, Inc.*                                                                                        221,100              7,561,620
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                                                                                                                   $   15,574,740
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CONSUMER GOODS & SERVICES - 1.0%
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Apollo Group, Inc., "A"^*                                                                           71,400         $    4,740,246
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ELECTRICAL EQUIPMENT - 1.9%
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Tyco International Ltd.^                                                                           316,800         $    8,822,880
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ELECTRONICS - 3.8%
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Amphenol Corp., "A"                                                                                 74,400         $    3,001,296
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Analog Devices, Inc.^                                                                               64,000              2,376,960
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Intel Corp.                                                                                        186,100              4,587,365
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Samsung Electronics Co. Ltd., GDR                                                                    8,000              2,276,000
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Xilinx, Inc.^                                                                                      175,300              4,882,105
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                                                                                                                   $   17,123,726
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ENERGY - INDEPENDENT - 1.0%
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Arch Coal, Inc.^                                                                                    33,100         $    2,234,250
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Massey Energy Co.^                                                                                  42,000              2,144,940
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                                                                                                                   $    4,379,190
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ENERGY - INTEGRATED - 0.5%
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Amerada Hess Corp.^                                                                                 16,900         $    2,323,750
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FOOD & NON-ALCOHOLIC BEVERAGES - 2.7%
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PepsiCo, Inc.                                                                                      212,900         $   12,073,559
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FOREST & PAPER PRODUCTS - 0.1%
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Votorantim Celulose e Papel S.A., ADR^                                                              39,100         $      523,940
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GAMING & LODGING - 1.0%
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Carnival Corp.^                                                                                     91,400         $    4,568,172
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GENERAL MERCHANDISE - 5.1%
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Family Dollar Stores, Inc.^                                                                        173,200         $    3,441,484
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Kohl's Corp.*                                                                                       88,300              4,430,894
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Target Corp.^                                                                                       70,600              3,666,258
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Wal-Mart Stores, Inc.^                                                                             264,500             11,590,390
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                                                                                                                   $   23,129,026
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HEALTH MAINTENANCE ORGANIZATIONS - 0.5%
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UnitedHealth Group, Inc.^                                                                           43,300         $    2,433,460
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INSURANCE - 2.6%
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American International Group, Inc.^                                                                 94,400         $    5,849,024
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St. Paul Travelers Cos., Inc.^                                                                     136,900              6,142,703
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                                                                                                                   $   11,991,727
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INTERNET - 1.6%
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Expedia, Inc.^*                                                                                    237,050         $    4,695,960
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Yahoo!, Inc.*                                                                                       70,600              2,389,104
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                                                                                                                   $    7,085,064
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LEISURE & TOYS - 1.2%
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Electronic Arts, Inc.^*                                                                             99,700         $    5,671,933
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MACHINERY & TOOLS - 3.5%
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Caterpillar, Inc.^                                                                                 148,800         $    8,742,000
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Illinois Tool Works, Inc.^                                                                          85,300              7,022,749
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                                                                                                                   $   15,764,749
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.3%
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Caremark Rx, Inc.^*                                                                                 98,700         $    4,928,091
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Community Health Systems, Inc.^*                                                                   131,300              5,095,753
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HCA, Inc.^                                                                                         103,100         $    4,940,552
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                                                                                                                   $   14,964,396
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MEDICAL EQUIPMENT - 4.4%
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Boston Scientific Corp.^*                                                                          114,200         $    2,668,854
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Medtronic, Inc.                                                                                    162,300              8,702,526
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St. Jude Medical, Inc.*                                                                             11,100                519,480
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Waters Corp.*                                                                                       57,800              2,404,480
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Zimmer Holdings, Inc.^*                                                                             81,400              5,607,646
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                                                                                                                   $   19,902,986
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METALS & MINING - 1.0%
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BHP Billiton Ltd., ADR^                                                                             34,100         $    1,165,538
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Companhia Vale do Rio Doce, ADR^                                                                    77,600              3,403,536
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                                                                                                                   $    4,569,074
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NETWORK & TELECOM - 5.6%
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Cisco Systems, Inc.^*                                                                            1,126,500         $   20,198,145
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QUALCOMM, Inc.                                                                                     116,600              5,217,850
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                                                                                                                   $   25,415,995
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OIL SERVICES - 2.7%
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BJ Services Co.^                                                                                    80,800         $    2,907,992
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GlobalSantaFe Corp.^                                                                                66,200              3,020,044
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National Oilwell Varco, Inc.^*                                                                      10,900                717,220
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Noble Corp.^                                                                                        44,000              3,012,240
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Smith International, Inc.                                                                           79,000              2,631,490
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                                                                                                                   $   12,288,986
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PERSONAL COMPUTERS & PERIPHERALS - 1.0%
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Lexmark International, Inc., "A"^*                                                                  73,000         $    4,456,650
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PHARMACEUTICALS - 11.9%
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Abbott Laboratories                                                                                123,100         $    5,219,440
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Allergan, Inc.^                                                                                     50,600              4,635,972
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Eli Lilly & Co.^                                                                                   169,500              9,071,640
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Johnson & Johnson                                                                                  222,500             14,079,800
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Roche Holdings AG                                                                                   32,800              4,556,647
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Teva Pharmaceutical Industries Ltd., ADR^                                                           70,300              2,349,426
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Wyeth                                                                                              304,300             14,079,961
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                                                                                                                   $   53,992,886
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RESTAURANTS - 0.2%
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ARAMARK Corp., "B"                                                                                  16,800         $      448,728
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Cheesecake Factory, Inc.^*                                                                          13,200                412,368
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                                                                                                                   $      861,096
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SPECIAL PRODUCTS & SERVICES - 1.9%
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SPDR Trust Series I                                                                                 71,000         $    8,735,840
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SPECIALTY CHEMICALS - 0.2%
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Praxair, Inc.                                                                                       19,500         $      934,635
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SPECIALTY STORES - 2.5%
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CarMax, Inc.^*                                                                                     108,200         $    3,383,414
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Lowe's Cos., Inc.                                                                                   52,500              3,381,000
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PETsMART, Inc.^                                                                                    212,900              4,636,962
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                                                                                                                   $   11,401,376
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TELEPHONE SERVICES - 0.7%
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Sprint Nextel Corp.                                                                                144,350         $    3,432,643
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TRUCKING - 1.7%
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FedEx Corp.^                                                                                        87,000         $    7,580,310
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Total Stocks                                                                                                       $  427,338,944
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ISSUER                                                                                          PAR AMOUNT                $ VALUE
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SHORT-TERM OBLIGATIONS - 4.9% <
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Citigroup Funding, Inc., 3.88%, due 10/03/05                                                 $  13,464,000         $   13,461,098
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General Electric Capital Corp., 3.85%, due 10/03/05                                              9,015,000              9,013,072
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Total Short-Term Obligations                                                                                       $   22,474,170
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ISSUER                                                                                              SHARES                $ VALUE
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COLLATERAL FOR SECURITIES LOANED - 22.6%
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Navigator Securities Lending Prime Portfolio, at Net Asset Value                               102,504,382         $  102,504,382
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Total Investments ~                                                                                                $  552,317,496
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OTHER ASSETS, LESS LIABILITIES - (21.5)%                                                                              (97,663,301)
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Net Assets - 100.0%                                                                                                $  454,654,195
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(S)(S) When-issued security. Security represents the Fund's entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
     < The rate shown represents an annualized yield at time of purchase.
     * Non-income producing security.
     ~ As of September 30, 2005, the fund had one security representing $1,679,352 and 0.4% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
     ^ All or a portion of this security is on loan. Abbreviations: ADR = American Depository Receipt GDR = Global Depository
       Receipt

See attached schedule.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GROWTH OPPORTUNITIES FUND
SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $520,562,893
                                                                 ============
Gross unrealized appreciation                                    $ 46,294,397
Gross unrealized depreciation                                     (14,539,794)
                                                                 ------------
    Net unrealized appreciation (depreciation)                   $ 31,754,603
                                                                 ============

BEFORE INVESTING, CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION, CONTACT YOUR INVESTMENT PROFESSIONAL OR VIEW ONLINE AT MFS.COM. READ IT CAREFULLY.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GROWTH OPPORTUNITIES FUND
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 23, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 23, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 23, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.